Property, Plant, and Equipment (Details) $ in Millions		3 Months Ended	12 Months Ended
	Aug. 01, 2020 CAD ($)	Jun. 30, 2020 CAD ($)	Dec. 31, 2021 CAD ($) MW	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Sep. 30, 2021 MW
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges			$ 345	$ 79
Property, plant and equipment expenditures			480	486	$ 417
Mine depreciation			190	144	119
Interest costs capitalised			$ 14	$ 8	6
Capitalisation rate of borrowing costs eligible for capitalisation			6.00%	6.00%
Assets			$ 9,226	$ 9,747
Net gain on sale of assets			(54)	(9)	(45)
PP&E			5,320	5,822	6,207
Assets Held for Sale
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges			0	0	15
Energy Transition
Disclosure of detailed information about property, plant and equipment [line items]
Net gain on sale of assets			23
Windrise Wind Facility
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment expenditures			96	156
WindCharger Battery Storage Project
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment expenditures				6
Consideration received	$ 12
Kaybob Cogeneration Facility
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment expenditures			14	31
Centralia Coal Mine
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment expenditures				17
Genesee Unit 3
Disclosure of detailed information about property, plant and equipment [line items]
Consideration received					77
Kent Hills Wind L.P.
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges			2
Mine depreciation			$ 12
Capacity of facility (in megawatts) | MW			167
SunHills and Centralia
Disclosure of detailed information about property, plant and equipment [line items]
PP&E			$ 100
White Rock Wind Project
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment expenditures			32	0
Garden Plain Wind Project
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment expenditures			38	0
Gas generation
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through transfers, property, plant and equipment			200
PP&E			1,909	1,877	2,036
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
PP&E			184	495	228
Assets under construction | Windrise Wind Facility
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through transfers, property, plant and equipment			255
Assets under construction | Mount Keith Solar Farm
Disclosure of detailed information about property, plant and equipment [line items]
Capacity of facility (in megawatts) | MW						27
Assets under construction | Leinster Solar Farm
Disclosure of detailed information about property, plant and equipment [line items]
Capacity of facility (in megawatts) | MW						11
Assets under construction | Leinster battery energy storage system
Disclosure of detailed information about property, plant and equipment [line items]
Capacity of facility (in megawatts) | MW						10
Assets under construction | Southern Cross Energy North
Disclosure of detailed information about property, plant and equipment [line items]
Capacity of facility (in megawatts) | MW						169
Assets under construction | Kent Hills Wind Rehabilitation Project
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through transfers, property, plant and equipment			7
Assets under construction | Keephills Unit 1
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through transfers, property, plant and equipment			20
Assets under construction | Sundance Unit 5
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through transfers, property, plant and equipment			78
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions			480	486
Increase (decrease) through transfers, property, plant and equipment			45	(431)
PP&E			13,389	13,398	13,395
Gross carrying amount | Centralia
Disclosure of detailed information about property, plant and equipment [line items]
PP&E			25
Gross carrying amount | Gas generation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment expenditures			91	93
Additions			0	0
Increase (decrease) through transfers, property, plant and equipment			232	(138)
PP&E			4,087	3,935	4,073
Gross carrying amount | Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions			478	478
Increase (decrease) through transfers, property, plant and equipment			(696)	(211)
PP&E			184	495	228
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Mine depreciation		$ 15
Increase (decrease) through transfers, property, plant and equipment			71	(255)
PP&E			(8,069)	(7,576)	(7,188)
Accumulated depreciation | Gas generation
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through transfers, property, plant and equipment			0	(212)
PP&E			(2,178)	(2,058)	(2,037)
Accumulated depreciation | Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through transfers, property, plant and equipment			0	0
PP&E			$ 0	$ 0	$ 0